Financial Instruments (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Cost and equity method investments	$ 14.9	$ 12.3	$ 9.0